Controlled Entities	12 Months Ended
Dec. 31, 2022
Controlled Entities [Abstract]
CONTROLLED ENTITIES

NOTE 25. CONTROLLED ENTITIES

As at December 31, 2022, the significant entities controlled by the Company are as follows:

Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2022	2021
CIMC Marketing Pty Limited	Australia	Management services & Investment holding	A$1	100% (Direct)	100% (Direct)
IMTE Asia Limited	Hong Kong	Dormant	HK$1	100% (Direct)	100% (Direct)
IMTE Malaysia Sdn. Bhd.*	Malaysia	Administrative services and sales of products	MYR 100	100% (Direct)	-
Itana Holdings Limited	Canada	Investment holding	US$1	100% (Direct)	100% (Direct)
Renfrew International Limited	United States	Manufacture of electronic glass	US$1	100% (Direct)	100% (Direct)
Lonsdale International Limited	United States	Investment holding	US$1	100% (Direct)	100% (Direct)
Merit Stone Limited*	British Virgin Islands	Investment holding	US$100	100% (Direct)	-
Ohho International Limited*	Canada	Sale of filter plates and air filter product	US$1,290	51% (Direct)	-

Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2022	2021
Ouction Digital Limited*	Canada	Provision of digital trading platform and sale of digital asset	US$1,666,666	60% (Direct)	-
World Integrated Supply Ecosystem Sdn. Bhd.*	Malaysia	Sales of Halal products	MYR 5,000,000	60% (Indirect)	-
Smartglass Limited#	Hong Kong	Manufacturing, sale and distribution of switchable glass and consultancy services	HK$8	-	100% (Direct)
Smart (Zhenjiang) Intelligent Technology Limited#	P.R.C	Marketing, manufacturing and sales of electronic glass	RMB 5,000,000	-	100% (Indirect)
Grand Dynasty Limited#	Hong Kong	Investment holding	HK$1	-	100% (Direct)
Grand Dynasty (Zhenjiang) Co., Limited#	P.R.C	Dormant	RMB 1	-	100% (Indirect)
IMTE Limited#	Hong Kong	Treasury and administrative services	HK$1	-	100% (Direct)
Sunup Holdings Limited#	Hong Kong	Manufacturing of filter plates	US$1,290	-	51% (Direct)
Sunup Korea Limited#	Hong Kong	Sale of filter plates and air filter products	US$0.13	-	51% (Indirect)
eGlass Technologies Ltd*#	Australia	Investment holding	US$11,617,008	-	-
Greifenberg Digital Limited^	Canada	Investment holding	US$2,087,000	-	40.75% (Direct)
Greifenberg Analytics Limited^	Canada	Online analytic financial research services	US$1	-	40.75% (Indirect)
Greifenberg Capital Limited^	Hong Kong	Dormant	HK$1	-	40.75% (Indirect)

*	Established during the year
#	Disposed during the year
^	Disposed and became an associated company during the year